Unaudited Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net income	$ (57,604)	$ 125,500	$ 3,900	$ 177,502
Other comprehensive income (loss) before reclassifications
Unrealized (loss) gain on qualifying cash flow hedging instruments	(16,948)	(11,082)	21,058	(68,634)
Pension adjustments, net of taxes	(133)	(19)	(270)	(34)
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Other comprehensive (loss) income	(11,160)	(8,192)	32,506	(62,103)
Comprehensive (loss) income	(68,764)	117,308	36,406	115,399
Comprehensive loss (income) attributable to non-controlling interests	62,169	(98,543)	4,810	(164,063)
Comprehensive (loss) income attributable to shareholders of Teekay Corporation	(6,595)	18,765	41,216	(48,664)
Interest Expense
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	825	482	1,640	634
Equity Income
Amounts reclassified from accumulated other comprehensive (loss) income relating to:
Realized loss on qualifying cash flow hedging instruments to equity income	$ 5,096	$ 2,427	$ 10,078	$ 5,931